Revenue (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Information about Revenue Channels
Information about the Company’s net sales by revenue channel is as follows (in thousands):

	Three Months Ended March 31,
	2021		2020
E-commerce	$4,010	37%	$4,481	37%
Brick & Mortar	1,894	18%	2,897	23%
DTC	2,436	22%	2,804	23%
International	2,490	23%	2,044	17%
Net Sales	$10,830	100%	$12,226	100%

Information about the Company’s revenue channels is as follows (in thousands):

	Twelve Months Ended December 31,
	2020		2019
E-commerce	$14,218	34%	$1,952	13%
Brick & Mortar	8,982	21%	194	1%
DTC	10,778	25%	13,392	86%
International	8,612	20%	39	—%
Net Sales	$42,590	100%	$15,577	100%